Long - Term Debt - Credit Facilities 1 (Details) $ in Thousands	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 24, 2019 USD ($)	Nov. 15, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 12, 2020 USD ($)	Feb. 10, 2020 USD ($)	Sep. 19, 2019 USD ($)
Line of Credit Facility [Line Items]
Amount drawn down			$ 47,000	$ 327,500	$ 8,125
Number of vessels owned			43
Debt acquired			$ 0	$ 0	$ 509,673
Existing Credit Facilities [Member]
Line of Credit Facility [Line Items]
Outstanding amount								$ 224,310
$52.6 Million DVB Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date			Jul. 18, 2017
Line of credit facility maximum borrowing capacity			$ 52,625
Outstanding amount						$ 44,366
Line of Credit Facility, Expiration Date			Dec. 31, 2020
Line of Credit Facility, Interest Rate Description			LIBOR plus a margin
Loan margin percentage			2.85%
Number of vessels owned			4
Debt acquired		$ 51,063
$268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date			Sep. 19, 2019
Line of Credit Facility, Expiration Date			Dec. 31, 2020
Number of loan tranches			2
Line of Credit Facility, Interest Rate Description			LIBOR plus a margin payable at each quarter end date
Loan margin percentage			3.00%
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Outstanding amount			$ 238,000
Line of Credit Facility, Expiration Date			Sep. 24, 2024
Line of Credit Facility, Periodic Payment			$ 5,200
Line of Credit Facility, Number of Repayment Installments			20
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Date of First Required Payment			Dec. 12, 2019
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 126,000
Amount drawn down	$ 230,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity							$ 38,000
Line of Credit Facility, Expiration Date			Sep. 24, 2024
Line of Credit Facility, Periodic Payment			$ 1,000
Line of Credit Facility, Number of Repayment Installments			20
Line of Credit Facility, Frequency of Payments			quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 18,000